Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Taxes
Schedule of prepaid taxes

	June 30,	December 31,
	2021	2020
Prepaid other taxes	$121	$—
Prepaid value-added tax	1,177,868	1,046,667

Total	$1,177,989	$1,046,667

Schedule of taxes payable

	June 30,	December 31,
	2021	2020
Corporation income tax payable	$758,094	$415,488
Other tax payable	292,717	155,866

Total	$1,050,811	$571,354

Schedule of effective tax rates reconciliation

	For the six months ended	For the six months ended
	June 30, 2021	June 30, 2020
Statutory PRC income tax rate	25%	25%
Favorable tax rate impact	(10)%	—%
Permanent difference and others	3%	5%
Changes of deferred tax assets valuation allowances	(36)%	11%
Total	(18)%	41%

Schedule of provision for income

	For the six months ended June 30,
	2021	2020
Current	$1,047,595	$684,804
Deferred	—	—
Total	$1,047,595	$684,804

Schedule of components of deferred tax assets and liabilities

	June 30,	December 31,
	2021	2020
Deferred tax assets:
Allowance for doubtful accounts and other markdown and impairments	$6,528,124	$4,464,601
Valuation allowance	(6,528,124)	(4,464,601)
Total	$—	$—

Deferred tax liability:
Increase in fair value of intangible assets acquired through acquisition	$—	$1,905,442
Impairment of intangible assets acquired through acquisition	—	(1,905,442)
Total	$—	$—